Earnings Per Share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Share

(12)  Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units (“RSU”) and performance restricted share units (“PSU”) were converted into, common shares. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Share amounts in thousands	2022	2021	2022	2021
Numerator:
Net income attributable to common shareholders	$76,400	$64,729	$227,695	$200,574
Denominator:
Weighted average common shares outstanding - basic	45,896	49,414	47,252	49,804
Dilutive share options, RSU and PSU	811	1,003	840	904
Weighted average common shares outstanding - diluted	46,707	50,417	48,092	50,708
Net income attributable to common shareholders per common share:
Basic	$1.66	$1.31	$4.82	$4.03
Diluted	$1.64	$1.28	$4.73	$3.96

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	285	281	303	288